Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Share-based Compensation
Share-based compensation expense	$ 2,008,000	$ 2,152,000
Share-based compensation reclassified from liability to additional paid-in capital	526,000	1,770,000
Share-based compensation recorded as liability	1,477,000		$ 1,235,000
Unrecognized compensation cost	3,147,000
Liability
Share-based Compensation
Share-based compensation expense	768,000	982,000
Additional Paid-in Capital
Share-based Compensation
Share-based compensation expense	1,240,000	1,170,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	872,000	1,082,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	$ 1,136,000	$ 1,070,000